Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Receivables [Abstract]
Summary of Trade Receivables
	2021	2020
Trade receivables	106,402	72,009
Less: allowance for expected credit losses	(883)	(712)
Trade receivables—net	105,519	71,297

Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2021	2020
EUR	32,394	20,941
GBP	18,541	15,421
USD	24,877	13,830
CNY	20,871	14,048
SEK	3,979	5,184
Other	4,857	1,873
Total	105,519	71,297